Payments, Details - 12 months ended Dec. 31, 2025 - USD ($)	Amount	Type	Country	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 141	Fees	CANADA	Government of Newfoundland and Labrador	Newfoundland and Labrador	Limestone [Member]	United States Segment [Member]	Open Pit
#: 2
	303	Taxes	COLOMBIA	Secretaría Distrital de Hacienda- Dirección Distrital de Tesorería	Distrito Capital de Bogotá	Limestone [Member]	SCA and C Segment [Member]	Open Pit
#: 3
	239	Taxes	COLOMBIA	Municipio Los Patios	Norte de Santander	Limestone [Member]	SCA and C Segment [Member]	Open Pit
#: 4
	111	Taxes	COLOMBIA	Municipio de Ibagué	Tolima	Limestone [Member]	SCA and C Segment [Member]	Open Pit
#: 5
	390	Fees	CROATIA	City of Solin	Dalmatia	Limestone [Member]	EMEA Segment [Member]	Open Pit
#: 6
	156	Fees	CROATIA	City of Kaštela	Dalmatia	Limestone [Member]	EMEA Segment [Member]	Open Pit
#: 7
	760	Royalties	FRANCE	Municipality of Anneville-Ambourville	Normandie	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 8
	234	Royalties	FRANCE	Accounting Management Service (SGC) - Bourg-en-Bresse	Auvergne-Rhône Alpes	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 9
	113	Taxes	ISRAEL	Emek Hefer Regional Council	Central	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 10
	7,002	Taxes	MEXICO	Gobierno del Estado de Nuevo León	Nuevo León	Limestone [Member]	SCA and C Segment [Member]	Open Pit
#: 13
	151	Fees	MEXICO	Secretaría de Hacienda del Gobierno de Sonora	Sonora	Limestone [Member]	SCA and C Segment [Member]	Open Pit
#: 14
	143	Fees	MEXICO	Municipio De Benito Juarez	Quintana Roo	Limestone [Member]	SCA and C Segment [Member]	Open Pit
#: 15
	131	Fees	NICARAGUA	Alcaldía Municipal San Rafael Del Sur	Managua	Limestone [Member]	SCA and C Segment [Member]	Open Pit
#: 16
	368	Fees	POLAND	City of Chełm	Lubelskie	Limestone [Member]	EMEA Segment [Member]	Open Pit
#: 17
	345	Fees	POLAND	Regional Directorate for Environmental Protection	Lubelskie	Limestone [Member]	EMEA Segment [Member]	Open Pit
#: 18
	269	Fees	POLAND	Municipal Office of Klucze	Lower Poland	Crushed Stone [Member]	EMEA Segment [Member]	Open Pit
#: 19
	211	Fees	POLAND	Opole Marshal's Office	Opole	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit
#: 20
	$ 167	Fees	UNITED KINGDOM	Warwickshire County Council	Warwickshire	Sand and Gravel [Member]	EMEA Segment [Member]	Open Pit